Performance Management	Nov. 24, 2025
Aztlan Global Stock Selection DM SMID ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund from year-to-year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with the Global Index, and two broad measures of market performance. Prior to October 17, 2024, the composition and calculation of the Global Index adhered to a different methodology than the current methodology. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.aztlanetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Heading]	Calendar Year Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.76% for the quarter ended September 30, 2024 and the lowest quarterly return was -5.96% for the quarter ended September 30, 2023.

The Fund’s calendar year-to-date return as of September 30, 2025 was 23.39%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	23.39%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.76%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.96%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance [Table]
	1 Year	Since Inception (August 17, 2022)
Return Before Taxes	6.95%	6.91%
Return After Taxes on Distributions	6.38%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares	4.34%	5.28%
Solactive Aztlan Global Developed Markets SMID Cap Index (reflects no deduction for fees, expenses, or taxes)	9.85%	9.29%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	16.19%
MSCI World SMID Cap Index (reflects no deduction for fees, expenses, or taxes)	10.08%	7.99%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.aztlanetfs.com
Aztlan North America Nearshoring Stock Selection ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with the Index and a broad measure of market performance. Prior to August 18, 2025, the composition and calculation of the Nearshoring Index adhered to a different methodology than the current methodology. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.aztlanetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Heading]	Calendar Year Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 10.13% for the quarter ended September 30, 2024 and the lowest quarterly return was -8.93% for the quarter ended December 30, 2024.

The Fund’s calendar year-to-date return as of September 30, 2025 was 12.72%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	12.72%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.13%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(8.93%)
Lowest Quarterly Return, Date	Dec. 30, 2024
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
	1 Year	Since Inception (November 29, 2023)
Return Before Taxes	-6.26%	3.06%
Return After Taxes on Distributions	-6.46%	2.82%
Return After Taxes on Distributions and Sale of Fund Shares	-3.56%	2.33%
Aztlan North America Nearshoring Price Return Index (reflects no deduction for fees, expenses, or taxes)	-4.89%	4.57%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	28.39%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.aztlanetfs.com